Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Outstanding [Line Items]
Loans, principally from banks, weighted average interest rate	1.15%	1.94%
Loans, principally from banks, maturity year	2024